Share-based compensation, Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 CHF (SFr) shares yr	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 CHF (SFr) shares yr	Dec. 31, 2016 CHF (SFr) shares yr	Dec. 31, 2015 yr
Number of Options [Abstract]
Outstanding at beginning of period (in shares)	1,359,891	1,359,891	1,687,900	3,597,000
Forfeited during the year (in shares)	(73,624)	(73,624)	(1,750)	(106,000)
Cancelled during the year (in shares)			(31,250)	(19,250)
Exercised during the year (in shares)	(151,814)	(151,814)	(571,775)	(2,069,100)
Granted during the year (in shares)	484,403	484,403	276,766	285,250
Outstanding at end of period (in shares)	1,618,856	1,618,856	1,359,891	1,687,900
Exercisable (in shares)	932,175		900,474	1,284,525
Weighted Average Exercise Price [Abstract]
Outstanding at beginning of period (in CHF per share) | SFr	SFr 2.09		SFr 0.15	SFr 0.15
Forfeited during the year (in CHF per share) | SFr	9.16		0.15	0.15
Cancelled during the year (in CHF per share) | SFr			0.15	0.15
Exercised during the year (in CHF per share) | SFr	0.15		0.15	0.15
Granted during the year (in CHF per share)	9.79	$ 9.97	9.70	0.15
Outstanding at end of period (in CHF per share) | SFr	4.25		2.09	0.15
Exercisable (in CHF per share) | SFr	SFr 1.25		SFr 0.39	SFr 0.15
Weighted Average Remaining Term (Years) [Abstract]
Weighted average remaining term (years) | yr	6.3		5.8	5.6	3.6
Exercisable | yr	4.4		4.3	6.5